EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2017
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

43.   EVENTS AFTER THE REPORTING PERIOD

(a)

On January 18, 2018, the Group completed an issuance of short-term bonds with a total face value of RMB3 billion at par value of RMB100.00 per unit which will mature in July 2018 for working capital needs. The fixed annual coupon interest rate of these bonds is 4.70%.

(b)

On March 20, 2018, the Group completed an issuance of medium-term notes with a total face value of RMB2 billion at par value of RMB100.00 per unit which will mature in March 2021 for working capital needs and repayment of bank borrowings. The fixed annual coupon interest rate of these notes is 5.55%.